Fair Value Measurements (Details) - Schedule of simulation model for the warrant liability - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2022	Jan. 14, 2022
Schedule of Simulation Model For the Warrant Liability [Abstract]
Risk-free interest rate	4.55%	4.70%	4.70%	1.65%
Expected term (years)	1 year 1 month 28 days	1 year 1 month 6 days	1 year 1 month 6 days	6 years 1 month 17 days
Expected volatility	5.00%	7.30%	7.30%	10.10%
Exercise price	$ 11.5	$ 11.5	$ 11.5	$ 11.5
Fair value of common stock	$ 10.39	$ 10.18	$ 10.18	$ 9.69